PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2025
Property Plant And Equipment Net
SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT

	Freehold land	Properties	Leasehold Improvements	Construction in progress	Machineries	Furniture and fittings	Motor vehicles	Office equipment	Total
	USD	USD	USD	USD	USD	USD	USD	USD	USD
Cost:
At January 1, 2024	1,546,665	3,332,290	24,223	-	4,516,645	43,437	1,220,857	63,160	10,747,277
Additions	888,605	123,642	-	8,420	27,566	2,136	2,007	2,383	1,054,759
Transfer	-	8,420	-	(8,420)	-	-	-	-	-
Disposals	-	-	-	-	-	-	(3,201)	(617)	(3,818)
Exchange difference	-	-	(356)	-	(94)	-	(6,420)	(1,120)	(7,990)
At December 31, 2024 and January 1, 2025	2,435,270	3,464,352	23,867	-	4,544,117	45,573	1,213,243	63,806	11,790,228
Additions	-	-	-	110,426	311,710	-	102,782	1,525	526,443
Reclassified as held for sale	(888,605)	(158,033)	-	-	-	-	-	-	(1,046,638)
Disposals	-	-	-	-	(764,667)	(23,967)	(258,800)	(3,864)	(1,051,298)
Disposal of subsidiaries	(1,546,665)	(3,306,319)	-	(110,426)	(3,519,604)	(21,606)	(351,169)	(28,461)	(8,884,250)
Exchange difference	-	-	542	-	191	-	12,374	2,118	15,225
At December 31, 2025	-	-	24,409	-	571,747	-	718,430	35,124	1,349,710

Accumulated depreciation:
At January 1, 2024	-	(519,149)	(21,147)	-	(1,836,502)	(20,653)	(491,362)	(51,755)	(2,940,568)
Charge for the year	-	(16,940)	(3,089)	-	(162,400)	(5,268)	(220,604)	(5,721)	(414,022)
Eliminated upon disposals	-	-	-	-	-	-	2,347	617	2,964
Exchange difference	-	-	369	-	(39)	-	4,509	1,059	5,898
At December 31, 2024 and January 1, 2025	-	(536,089)	(23,867)	-	(1,998,941)	(25,921)	(705,110)	(55,800)	(3,345,728)
Charge for the year	-	(8,253)	-	-	(47,840)	(6,223)	(82,967)	(2,458)	(147,741)
Eliminated upon disposals	-	-	-	-	513,971	14,739	211,514	3,025	743,249
Disposal of subsidiaries	-	532,489	-	-	1,487,768	17,405	168,359	24,480	2,230,501
Reclassified as held for sale	-	11,853	-	-	-	-	-	-	11,853
Exchange difference	-	-	(542)	-	(189)	-	(9,902)	(2,036)	(12,669)
At December 31, 2025	-	-	(24,409)	-	(45,231)	-	(418,106)	(32,789)	(520,535)

Accumulated impairment:
At January 1, 2024	-	(2,575,694)	-	-	(1,668,994)	-	-	-	(4,244,688)
Charge for the year	-	(202,663)	-	-	(407,965)	(4,306)	(176,313)	(3,739)	(794,986)
At December 31, 2024 and January 1, 2025	-	(2,778,357)	-	-	(2,076,959)	(4,306)	(176,313)	(3,739)	(5,039,674)
Charge for the year	(543,035)	-	-	-	-	-	-	-	(543,035)
Disposal of subsidiaries	543,035	2,778,357	-	-	1,791,218	4,306	82,468	3,739	5,203,123
At December 31, 2025	-	-	-	-	(285,741)	-	(93,845)	-	(379,586)

Net book value:
At December 31, 2024	2,435,270	149,906	-	-	468,217	15,346	331,820	4,267	3,404,826
At December 31, 2025	-	-	-	-	240,775	-	206,479	2,335	449,589